Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 5,241	¥ 4,828	¥ 17,721	¥ 13,383
Post-modification outstanding recorded investment	3,580	4,050	14,499	11,131
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,857	3,079	7,236	9,187
Post-modification outstanding recorded investment	1,111	2,301	5,262	6,935
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7	477	22	16
Post-modification outstanding recorded investment	4	364	17	14
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	416	2,602	1,285	1,422
Post-modification outstanding recorded investment	295	1,937	965	1,052
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,434		5,929	7,749
Post-modification outstanding recorded investment	812		4,280	5,869
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,384	1,749	10,485	4,196
Post-modification outstanding recorded investment	2,469	1,749	9,237	4,196
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment		340	340	340
Post-modification outstanding recorded investment		340	340	340
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			104
Post-modification outstanding recorded investment			104
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			38
Post-modification outstanding recorded investment			38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	3,384	1,409	10,003	3,856
Post-modification outstanding recorded investment	¥ 2,469	¥ 1,409	¥ 8,755	¥ 3,856